STATEMENT OF OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Accumulated unrealized gain from available-for-sale securities	$ 273	$ 592		$ 468
Accumulated foreign currency translation adjustments	(184)	322		(1,863)
Accumulated share of other comprehensive income of equity affiliates, net of tax	(1,665)	(2,219)		384
Accumulated other comprehensive loss	$ (1,576)	$ (1,305)	[1]	$ (1,011)

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).